Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PHIO PHARMACEUTICALS CORP.
Entity Central Index Key	0001533040
Entity Tax Identification Number	45-3215903
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	257 Simarano Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	508
Local Phone Number	767-3861
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false